SSGA Active Trust

One Lincoln Street

Boston, MA 02111

November 2, 2016

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Office of Filings, Information & Consumer Service

Re:	SSGA Active Trust (the “Registrant”)
File Nos. 333-173276 and 811-22542

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statements of Additional Information for the above- referenced Registrant do not differ from the documents contained in Post-Effective Amendment No. 106 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed electronically on October 28, 2016 (Accession # 0001193125-16-751821).

Any comments or questions with respect to this filing should be directed to my attention at (617) 662-2532.

Sincerely,

/s/ Christopher A. Madden
Christopher A. Madden Secretary

cc:	W. John McGuire, Esq.